Other Income	9 Months Ended
Sep. 30, 2014
Other Income
Other Income

7. Other Income

        Other income was comprised of the following at the respective dates:

	Successor	Predecessor
	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
AeroTurbine
Engines, airframes, parts and supplies revenue	$79,861	$78,955
Cost of goods sold	(66,854)	(70,022)

Gross profit	13,007	8,933
Management fees, interest and other	18,647	14,234

	$31,654	$23,167

	Successor	Predecessor
	Period beginning February 5, 2014 and ending September 30, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
AeroTurbine
Engines, airframes, parts and supplies revenue	$172,138	$123,695	$233,974
Cost of goods sold	(144,195)	(102,566)	(201,097)

Gross profit	27,943	21,129	32,877
Management fees, interest and other	21,537	23,024	62,202

	$49,480	$44,153	$95,079